Commitments and Contingencies (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jan. 14, 2016	Mar. 23, 2016	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company			1.25%
Commission payable over the minimum contractual charter revenues			$ 19,564,000
Daily management fee			$ 2,732	$ 2,652
Inflation rate adjustement to management fees			3.00%
Lena River | Yamal
Property, Plant and Equipment [Line Items]
Expected commencement date	between January 1, 2019 and June 30, 2020
Time charter contract	15 years
Charter agreement description of terms	Each of the new charters has an initial term of 15 years, which may be extended by the charterer for three consecutive periods of up to five years each.
Yenisei River | Yamal
Property, Plant and Equipment [Line Items]
Expected commencement date	between January 1, 2019 and June 30, 2020
Time charter contract	15 years
Charter agreement description of terms	Each of the new charters has an initial term of 15 years, which may be extended by the charterer for three consecutive periods of up to five years each.
Ob River | Gazprom
Property, Plant and Equipment [Line Items]
Time charter contract		10 years
Charter agreement description of terms		The Partnership amended its existing charter for the Ob River, to extend its firm duration from the third quarter of 2017 to the second quarter of 2018, on identical terms.